Interim Financial Results (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended					12 Months Ended	3 Months Ended										12 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2007 Kraft Papers Company [Member]	Dec. 31, 2011 Xpedx [Member]	Sep. 30, 2011 Xpedx [Member]	Jun. 30, 2011 Xpedx [Member]	Mar. 31, 2011 Xpedx [Member]	Dec. 31, 2011 Andhra Pradesh Paper Mills Limited [Member]	Dec. 31, 2011 Andhra Pradesh Paper Mills Limited [Member]	Dec. 31, 2011 Temple Inland [Member]	Sep. 30, 2011 Temple Inland [Member]	Dec. 31, 2010 Arizona Chemical [Member]	Jun. 30, 2011 Franklin, Virginia Mill [Member]	Jun. 30, 2010 Franklin, Virginia Mill [Member]	Mar. 31, 2010 Franklin, Virginia Mill [Member]	Dec. 31, 2011 Shorewood Packaging [Member]	Sep. 30, 2011 Shorewood Packaging [Member]	Jun. 30, 2011 Shorewood Packaging [Member]	Dec. 31, 2010 Shorewood Packaging [Member]	Dec. 31, 2011 Shorewood Packaging [Member]	Jun. 30, 2011 Cass Lake, Minnesota [Member]	Dec. 31, 2010 Cass Lake, Minnesota [Member]	Dec. 31, 2011 Inverurie, Scotland Mill [Member]	Mar. 31, 2011 Inverurie, Scotland Mill [Member]	Dec. 31, 2010 Bellevue, Washington And Spartanburg, South Carolina [Member]	Dec. 31, 2010 S&A Reduction Initiative [Member]	Jun. 30, 2010 Restructuring - Fiscal 2010 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cost related to early retirement of debt, before tax				$ 18									$ 32																			$ 13
Cost related to early retirement of debt, net of tax				11									19																			8
Reorganization costs										17	18	10	7	24								4	82		4
Reorganization costs, net of tax										13	13	6	4									3	140		3
Asset impairment, before tax																								129					3	8
Asset impairment, after tax																								104					3	8
Gain (loss) on sale of business, before tax									50														(6)
Gain (loss) on sale of business, net of tax									30														(4)
Tax benefit from reversal of reserves, before tax																			21
Tax benefit from reversal of reserves	13								15										13
Interest income, before tax									6																				6
Interest income, net of tax						(541)	(608)	(669)	4
Income (expense) from acquisition of business, before tax		7												9	(16)		(8)
Environmental charges																				36							27	18
Environmental charges, net of tax																											17	11
Income (expense) from acquisition of business, after tax		7													(10)		(5)
Tax benefit related to reduction of carrying value																							222
Charge from agreement to acquire business, before tax																12
Charge from agreement to acquire business, after tax																7
Noncontrolling interest income, before tax																										8
Noncontrolling interest income, after tax																										8
Other	2
Closure costs																				111	204										7
Closure costs, net of tax																				68	124										4
Accelerated depreciation																				46	190
Incentive compensation, after-tax charges					14
Postretirement prescription drug coverage, tax adjustments					32
Write-off of Ohio Commercial Activity tax receivable																																	11
Write-off of Ohio Commercial Activity tax receivable, net of tax																																	7
Severance and benefits																																5
Severance and benefits, net of tax																																3
Gains (losses) of businesses previously sold, pre tax																		25
Gains (losses) of businesses previously sold, net of tax																		15
Income tax credits from alternative fuels			$ 40